UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

JUNE 30, 2018

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.8%
Alabama - 1.3%
Jefferson County, AL, Sewer Revenue:
Warrants	5.000%	10/1/22	$2,000,000	$2,174,020
Warrants	5.000%	10/1/23	4,000,000	4,403,720
Southeast Alabama Gas Supply District:
	4.000%	1/1/24	4,250,000	4,540,233	(a)(b)
	4.000%	6/20/24	21,400,000	22,822,030	(a)(b)

Total Alabama				33,940,003

Arizona - 0.6%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program	5.000%	7/1/37	700,000	782,138
Basis School Project, Credit Enhanced, SD Credit Program	5.000%	7/1/37	850,000	955,332
Navajo Nation, AZ, Revenue	5.000%	12/1/25	3,400,000	3,760,774	(c)(d)
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	4,000,000	4,582,240
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/36	1,600,000	1,703,808
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	3,665,000	4,305,715

Total Arizona				16,090,007

California - 16.6%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/34	3,000,000	3,356,160
Second Subordinated Lien	5.000%	10/1/36	4,200,000	4,679,388
Anaheim Housing & Public Improvements Authority, Sewer Revenue	5.000%	2/1/36	2,060,000	2,436,486
Anaheim, CA, Public Financing Authority Lease Revenue:
	5.000%	5/1/28	1,100,000	1,259,148
	5.000%	5/1/29	1,255,000	1,433,637
	5.000%	5/1/30	1,700,000	1,938,000
	5.000%	5/1/31	1,850,000	2,104,689
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 0.900%)	2.410%	5/1/23	37,000,000	37,683,760	(a)(b)
San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.100%)	2.610%	4/1/24	8,000,000	8,234,240	(a)(b)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	29,678,130	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California Municipal Finance Authority, Senior
Lien-LINXS APM Project	5.000%	12/31/34	$4,550,000	$5,178,901	(f)
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	36,257,550	(e)
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/43	1,250,000	1,476,038
UCSF 2130 Third Street	5.000%	5/15/42	8,000,000	9,342,560
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	8,190,000	8,876,158	(c)(f)
California State Public Works Board, Lease Revenue:
Various Capital Project	5.250%	10/1/25	4,000,000	4,424,880
Various Capital Project	5.250%	10/1/26	4,385,000	4,839,111
Various Capital Project	5.000%	10/1/27	5,180,000	5,675,933
California State, GO:
	5.000%	8/1/30	18,000,000	20,965,680
Bid Group	5.000%	8/1/33	10,000,000	11,730,300
Various Purpose	5.000%	9/1/35	3,500,000	4,085,970
Various Purpose	4.000%	11/1/36	2,735,000	2,930,689
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	6,892,567	(e)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	8,845,000	9,460,347	(c)
Golden State Tobacco Securitization Corp.:
	5.000%	6/1/33	5,000,000	5,782,100
	5.000%	6/1/34	7,000,000	8,043,490
	5.000%	6/1/35	3,000,000	3,436,260
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,499,342
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	1,000,000	1,130,950	(f)
Los Angeles International Airport	5.000%	5/15/36	1,000,000	1,129,470	(f)
Los Angeles, CA, Department of Water & Power Revenue:
	5.000%	7/1/36	6,450,000	7,605,066
	5.000%	7/1/37	3,000,000	3,534,630
Los Angeles, CA, Department of Water & Power Revenue, Power System	5.000%	7/1/38	5,525,000	6,456,404
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	10,698,300
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	19,900,000	24,749,431

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Northern, CA, Power Agency Revenue:
	5.000%	7/1/21	$1,575,000	$1,629,684
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,065,120
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,131,760
Northern, CA, Power Agency Revenue, Lodi Energy Center	5.000%	6/1/25	15,805,000	16,840,069	(e)
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,677,900	(e)
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1	5.000%	9/1/27	730,000	766,427
Community Facilities District No. 2003-1	5.250%	9/1/34	5,570,000	5,930,825
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,466,006	(e)
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	800,000
Procter & Gamble Project	5.000%	7/1/19	900,000	932,157
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,338,950
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,100,750
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	12,342,952
Arrowhead Project	5.000%	8/1/22	8,755,000	9,069,830
Arrowhead Project	5.125%	8/1/24	10,000,000	10,373,900
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	40,780,000	42,529,054
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,322,940
University of California, CA, Revenue:
	5.000%	5/15/35	6,000,000	6,958,140
	5.000%	5/15/36	4,500,000	5,287,860

Total California				440,570,089

Colorado - 4.1%
Base Village Metropolitan District #2 Co., GO	5.500%	12/1/36	500,000	501,580
Colorado State Health Facilities Authority Revenue:
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/23	7,000,000	7,937,510	(a)(b)
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/26	18,000,000	20,949,480	(a)(b)
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	13,372,260
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	14,123,970
Denver, CO, City & County Special Facilities Apartment Revenue, United Airlines Inc. Project	5.000%	10/1/32	4,800,000	5,168,208	(f)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
E-470 Public Highway Authority Revenue, CO:
	5.250%	9/1/25	$7,105,000	$7,583,024
	5.375%	9/1/26	3,000,000	3,201,180
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
	6.125%	11/15/23	14,210,000	16,425,908
	6.250%	11/15/28	8,000,000	9,969,600
Regional Transportation District, CO, COP:
	5.000%	6/1/25	9,135,000	9,688,672	(e)
	5.000%	6/1/25	865,000	911,736

Total Colorado				109,833,128

Connecticut - 1.1%
Connecticut State HEFA Revenue:
Sacred Heart University Issue	5.000%	7/1/36	1,150,000	1,302,030
Sacred Heart University Issue	5.000%	7/1/42	2,000,000	2,251,140
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	5,000,000	5,584,300
Connecticut State, GO:
	2.280%	9/15/18	3,000,000	3,004,350	(b)
	2.430%	9/15/19	4,000,000	4,025,440	(b)
	5.000%	10/15/34	2,900,000	3,203,717
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty-Third	5.000%	8/1/30	2,250,000	2,701,687
Thirty-Third	5.000%	8/1/31	2,000,000	2,397,600
Thirty-Third	5.000%	8/1/32	2,200,000	2,630,914
Thirty-Third	5.000%	8/1/41	1,750,000	2,052,418

Total Connecticut				29,153,596

District of Columbia - 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project	4.125%	7/1/27	300,000	303,891
Ingleside Rock Creek Project	5.000%	7/1/32	500,000	531,630
Ingleside Rock Creek Project	5.000%	7/1/37	500,000	525,880
KIPP DC Issue	5.000%	7/1/37	4,010,000	4,464,935
KIPP DC Project	5.000%	7/1/37	5,000,000	5,567,250

Total District of Columbia				11,393,586

Florida - 5.5%
Broward County, FL, Airport System Revenue:
	5.000%	10/1/24	3,000,000	3,119,790
	5.375%	10/1/29	12,000,000	12,537,360
	5.000%	10/1/36	1,750,000	1,986,775	(f)
	5.000%	10/1/42	1,500,000	1,694,025	(f)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Broward County, FL, School Board, COP:
	5.000%	7/1/27	$4,000,000	$4,604,800
	5.000%	7/1/28	5,500,000	6,308,885
	5.000%	7/1/30	5,000,000	5,684,150
Central Florida Expressway Authority Revenue:
	5.000%	7/1/37	1,250,000	1,443,663
	5.000%	7/1/38	1,000,000	1,151,530
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,032,236	(g)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.000%	6/15/35	1,900,000	2,004,690	(c)
Florida State Mid-Bay Bridge Authority Revenue:
	5.000%	10/1/26	2,000,000	2,285,200
	5.000%	10/1/27	3,000,000	3,406,740
	5.000%	10/1/28	1,000,000	1,130,010
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/25	4,750,000	5,275,777
Lee County, FL, Airport Revenue:
AGM	5.000%	10/1/21	12,245,000	12,823,944	(f)
AGM	5.000%	10/1/22	8,000,000	8,350,160	(f)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	385,000	412,323	(e)
Miami International Airport	5.000%	10/1/29	4,615,000	4,904,684
Miami International Airport, AGC	5.500%	10/1/27	3,000,000	3,028,860	(e)(f)
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
	5.000%	7/1/24	3,000,000	3,442,110
	5.000%	7/1/25	3,730,000	4,266,225
	5.000%	7/1/26	1,700,000	1,938,272
	5.000%	7/1/27	2,350,000	2,672,373
	5.000%	7/1/28	1,000,000	1,133,610
	5.000%	7/1/30	2,500,000	2,822,175
	5.000%	7/1/31	2,750,000	3,096,280
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital	5.000%	8/1/35	1,020,000	1,152,478
Nicklaus Children’s Hospital	5.000%	8/1/36	635,000	715,880
Nicklaus Children’s Hospital	5.000%	8/1/37	1,010,000	1,137,805
Miami-Dade County, FL, School Board, COP, AGC	5.000%	2/1/24	8,000,000	8,164,160	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	$6,935,000	$7,242,845
Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,408,173
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,219,452
Presbyerian Retirement Communities	5.000%	8/1/36	3,745,000	4,102,048
Palm Beach County, FL, Solid Waste Authority Revenue:
BHAC	5.000%	10/1/25	3,350,000	3,492,241	(e)
BHAC	5.000%	10/1/27	1,155,000	1,204,041	(e)
Improvement BHAC	5.000%	10/1/24	3,500,000	3,648,610	(e)
Sterling Hill, FL, Community Development District, Special Assessment Revenue	5.500%	11/1/10	560,651	358,816	(g)

Total Florida				146,403,196

Georgia - 2.8%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo, NATL	5.000%	12/1/19	1,770,000	1,775,434
Zoo, NATL	5.000%	12/1/20	1,860,000	1,865,524
Atlanta, GA, Water & Wastewater Revenue:
	6.000%	11/1/23	5,465,000	5,782,517	(e)
	6.000%	11/1/24	15,885,000	16,807,918	(e)
Dahlonega Downtown Development Authority Revenue:
North GeorgiaMAC LLC Project	5.000%	7/1/31	1,400,000	1,633,702
North GeorgiaMAC LLC Project	5.000%	7/1/34	770,000	887,333
DeKalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,758,900
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,258,840	(e)
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,098,520
Main Street Natural Gas Inc., GA, Gas Project Revenue:
	5.250%	9/15/19	1,500,000	1,558,380
	5.000%	3/15/21	7,110,000	7,626,897
Main Street Natural Gas Inc., GA, Natural Gas
Revenue (SIFMA Municipal Swap Index Yield + 0.570%)	2.080%	12/1/23	20,650,000	20,659,912	(a)(b)
Private Colleges & Universities Authority, GA,
Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,210,640
Savannah, GA, Downtown Authority Revenue,
Refunding Chatham County Project, NATL	5.000%	1/1/19	660,000	661,980

Total Georgia				73,586,497

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 7.7%
Chicago, IL, Board of Education, Capital Improvement, Special Tax	5.000%	4/1/42	$1,700,000	$1,834,708
Chicago, IL, Board of Education, GO, Dedicated	5.000%	12/1/34	1,870,000	1,932,308
Chicago, IL, GO:
	5.000%	1/1/25	2,765,000	2,962,587
	5.500%	1/1/30	3,975,000	4,305,958
	5.500%	1/1/31	2,000,000	2,160,600
	5.500%	1/1/32	2,000,000	2,153,500
	5.500%	1/1/34	3,180,000	3,405,398
	5.500%	1/1/37	720,000	767,246
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/25	1,235,000	1,412,099
Green Bond	5.000%	12/1/26	1,275,000	1,448,961
Green Bond	5.000%	12/1/27	1,360,000	1,538,704
Green Bond	5.000%	12/1/28	1,425,000	1,610,464
Green Bond	5.000%	12/1/30	1,575,000	1,764,268
Green Bond	5.000%	12/1/31	1,650,000	1,842,143
Green Bond	5.000%	12/1/32	1,735,000	1,932,755
Green Bond	5.000%	12/1/33	1,820,000	2,021,838
Green Bond	5.000%	12/1/34	1,910,000	2,117,140
Chicago, IL, O’Hare International Airport Revenue:
	5.250%	1/1/19	5,625,000	5,723,719	(f)
	5.000%	1/1/22	4,000,000	4,305,760	(e)
	5.000%	1/1/30	6,010,000	6,643,574	(f)
	5.000%	1/1/33	2,000,000	2,196,060	(f)
	5.000%	1/1/33	4,500,000	5,010,660
	5.000%	1/1/34	10,505,000	11,664,437
Senior Lien	5.250%	1/1/36	7,445,000	8,602,251
Senior Lien	5.250%	1/1/37	4,600,000	5,296,532
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,669,635	(f)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,783,932
Second Lien	5.000%	1/1/31	1,500,000	1,632,690
Second Lien	5.000%	1/1/32	1,000,000	1,078,530
Second Lien	5.000%	1/1/33	1,035,000	1,111,994
Second Lien	5.000%	1/1/36	4,000,000	4,369,960
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	1,000,000	1,130,350
Second Lien Project	5.000%	11/1/30	1,785,000	1,958,002

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Second Lien Project	5.000%	11/1/31	$2,000,000	$2,190,260
Second Lien Project	5.000%	11/1/33	1,500,000	1,635,540
Second Lien Project	5.000%	11/1/34	1,000,000	1,083,840
Second Lien, AGM	5.000%	11/1/28	2,000,000	2,295,200
Second Lien, AGM	5.000%	11/1/31	4,650,000	5,280,028
Elk Grove Village, IL, GO:
	5.000%	1/1/29	550,000	635,960
	5.000%	1/1/30	885,000	1,020,440
Illinois State Finance Authority Revenue:
Memorial Health System	5.250%	4/1/29	11,000,000	11,292,380
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,118,020	(e)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/37	700,000	765,310
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, AGM	5.250%	6/15/30	5,000,000	5,477,450
State Tax Supported, AGM	5.250%	6/15/31	8,000,000	8,741,440
State Tax Supported, AGM	5.250%	6/15/32	9,500,000	10,359,180
Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	3,800,000	4,336,180
Illinois State University Revenue:
Auxiliary Facilities System, AGM	5.000%	4/1/26	510,000	566,222
Auxiliary Facilities System, AGM	5.000%	4/1/28	475,000	533,791
Illinois State, GO:
	5.000%	2/1/26	9,620,000	10,236,738
	5.000%	11/1/26	5,000,000	5,329,000
	5.000%	2/1/27	3,880,000	4,136,041
	5.000%	2/1/29	2,200,000	2,328,854
	5.000%	11/1/33	3,150,000	3,300,538
	5.000%	12/1/42	4,745,000	4,951,123
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project	5.000%	12/15/28	2,000,000	2,200,680
McCormick Place Expansion Project	5.000%	12/15/30	625,000	682,513
Sales Tax Securitization Corp., IL, Revenue	5.000%	1/1/24	1,350,000	1,519,304
Sales Tax Securitization Corp., IL, Revenue	5.000%	1/1/25	1,500,000	1,701,390
University of Illinois:
COPS	5.000%	3/15/25	1,250,000	1,386,250
COPS	5.000%	3/15/26	1,800,000	1,986,264

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Will County, IL, GO:
	5.000%	11/15/33	$1,500,000	$1,672,770
	5.000%	11/15/34	3,260,000	3,626,424

Total Illinois				203,777,893

Indiana - 2.1%
Indiana Municipal Power Agency, Power Supply Systems Revenue:
	5.375%	1/1/25	4,000,000	4,077,880	(e)
	5.500%	1/1/26	5,480,000	5,590,038	(e)
	5.500%	1/1/27	3,460,000	3,529,477	(e)
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,373,350	(e)
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	12,402,360
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	6,758,100
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,491,360
Jasper County, IN, PCR, Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,085,230
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,100,000	1,216,754	(f)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	8,625,520

Total Indiana				55,150,069

Iowa - 0.7%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,203,770
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,658,050
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/19	1,000,000	1,019,830
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/18	1,350,000	1,355,670	(h)
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/19	1,150,000	1,192,953	(h)
Iowa State Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/21	3,025,000	3,216,240	(e)
Genesis Health Systems	5.000%	7/1/21	1,145,000	1,215,532
Iowa State Special Obligation Revenue	5.000%	6/1/29	2,145,000	2,504,245

Total Iowa				17,366,290

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - 0.1%
Kansas State Development Finance Authority Revenue:
Sisters Leavenwort	5.250%	1/1/25	$2,605,000	$2,738,897	(e)
Sisters Leavenwort	5.250%	1/1/25	395,000	414,766

Total Kansas				3,153,663

Kentucky - 0.6%
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives	2.700%	11/10/21	11,000,000	11,098,450	(a)(b)
OwensboroMedical Health System Inc.	5.250%	6/1/23	1,835,000	1,953,027	(e)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project	5.000%	7/1/27	1,435,000	1,702,039
Revitalization Project	5.000%	7/1/28	1,000,000	1,181,700

Total Kentucky				15,935,216

Louisiana - 0.6%
Shreveport, LA, Water & Sewer Revenue:
AGM	5.000%	12/1/28	2,440,000	2,802,242
AGM	5.000%	12/1/29	2,000,000	2,292,580
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	10,605,300	(a)(b)

Total Louisiana				15,700,122

Maryland - 0.8%
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,401,823	(e)
Transportation Facilities Project	5.125%	6/1/20	2,910,000	3,058,323	(h)
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,014,575	(e)
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Project, AGM	4.000%	6/1/26	625,000	680,194
University of Maryland, College Park Project, AGM	5.000%	6/1/27	1,400,000	1,622,558
University of Maryland, College Park Project, AGM	5.000%	6/1/30	1,550,000	1,775,060
University of Maryland, College Park Project, AGM	5.000%	6/1/31	1,000,000	1,142,920

Total Maryland				21,695,453

Massachusetts - 1.5%
Berkshire, MA, Wind Power Cooperative Corp. Revenue:
Berkshire Wind Project, Green Bond	5.000%	7/1/26	450,000	525,384
Berkshire Wind Project, Green Bond	5.000%	7/1/29	500,000	580,460
Berkshire Wind Project, Green Bond	5.000%	7/1/30	440,000	508,922

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State DFA Revenue:
	5.000%	7/1/36	$3,035,000	$3,458,534
Dana-Farber Cancer Institute	5.000%	12/1/34	2,000,000	2,288,960
Foxborough Regional Charter	5.000%	7/1/37	1,000,000	1,077,270
Partners Healthcare System Issue	5.000%	7/1/37	1,500,000	1,722,210
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,275,521
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGC	6.000%	11/15/28	1,500,000	1,587,570	(e)
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,638,875
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,544,685
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	11,250,000	13,007,137
Massachusetts State Water Resources Authority Revenue, General, Green Bond	4.000%	8/1/36	7,000,000	7,370,230

Total Massachusetts				39,585,758

Michigan - 3.3%
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/33	7,700,000	8,746,430
Senior Lien	5.000%	7/1/35	4,500,000	5,080,905
Michigan State Building Authority Revenue, Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,203,900
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	7,780,000	8,010,599	(c)
Michigan State Finance Authority Revenue:
Detroit School District, Q-SBLF	5.000%	5/1/23	2,000,000	2,243,400
Detroit School District, Q-SBLF	5.000%	5/1/24	2,000,000	2,276,500
Detroit School District, Q-SBLF	5.000%	5/1/25	1,500,000	1,727,895
Hospital, Trinity Health Credit Group	5.000%	12/1/42	2,250,000	2,557,215
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	1,500,000	1,655,160
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	700,000	766,920
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/24	11,500,000	13,125,640
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/28	3,660,000	4,112,230
Trinity Health Corp. Obligated Group	5.000%	12/1/27	40,000	43,085	(e)
Trinity Health Corp. Obligated Group	5.000%	12/1/27	4,460,000	4,786,427

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Strategic Fund Ltd. Obligation Revenue:
Events Center Project	4.125%	1/1/19	$13,000,000	$13,021,190	(a)(b)
Michigan Senate Offices Project	5.000%	10/15/28	1,190,000	1,325,672
Michigan Senate Offices Project	5.000%	10/15/31	1,640,000	1,809,068
Michigan Senate Offices Project	5.000%	10/15/33	1,985,000	2,177,545
Michigan Senate Offices Project	5.000%	10/15/35	1,000,000	1,090,950
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,021,100	(e)
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/18	5,000,000	5,067,200	(f)

Total Michigan				86,849,031

Minnesota - 0.2%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGC	5.000%	2/15/30	4,000,000	4,200,360

Missouri - 0.1%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	5.750%	11/15/36	1,460,000	1,416,434	(c)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	2,300,000	2,341,515

Total Missouri				3,757,949

Nebraska - 0.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/36	4,500,000	5,347,665

Nevada - 0.7%
County of Clark, NV, Stadium Improvements	5.000%	6/1/38	5,000,000	5,851,750
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	13,481,910

Total Nevada				19,333,660

New Jersey - 5.9%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
AGM	5.000%	11/1/26	1,000,000	1,103,530
AGM	5.000%	11/1/27	1,500,000	1,646,280
AGM	5.000%	11/1/29	1,500,000	1,630,200
AGM	5.000%	11/1/31	1,000,000	1,080,310
New Brunswick, NJ, Parking Authority Revenue, City GTD, BAM	5.000%	9/1/35	2,000,000	2,267,440
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,399,284	(f)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA Revenue:
	5.250%	6/15/29	$11,390,000	$12,506,903
	5.250%	6/15/30	10,685,000	11,705,311
	5.000%	6/15/32	3,000,000	3,268,530
	5.000%	6/15/33	2,450,000	2,663,493
	5.000%	6/15/35	1,000,000	1,080,060
Continental Airlines Inc. Project	4.875%	9/15/19	5,940,000	6,060,760
Provident Group - Rowan Properties LLC Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,606,064
Provident Group - Rowan Properties LLC Rowan University Housing Project	5.000%	1/1/35	1,750,000	1,870,890
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	3.110%	3/1/28	20,000,000	19,821,000	(b)
New Jersey State EDA, Motor Vehicle Surcharge Revenue	5.000%	7/1/33	3,000,000	3,262,560
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	1,700,000	1,848,002	(f)
New Jersey State EDA, Water Facilities Revenue, New Jersey American Water Co.	4.700%	12/1/25	6,750,000	7,080,682	(f)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,151,800	(e)
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, AGM	5.000%	7/1/25	2,350,000	2,682,760
University Hospital, AGM	5.000%	7/1/28	2,000,000	2,266,860
University Hospital, AGM	5.000%	7/1/30	1,200,000	1,350,408
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	6,870,000	7,029,109
New Jersey State Transportation Trust Fund Authority Revenue:
	5.250%	6/15/24	7,000,000	7,486,360
Transportation System, CAB, NATL	0.000%	12/15/31	18,590,000	10,684,974
New Jersey State Turnpike Authority Revenue:
	5.000%	1/1/32	9,000,000	10,258,380
	5.000%	1/1/33	10,230,000	11,623,531
	5.000%	1/1/35	4,345,000	5,011,784
Tobacco Settlement Financing Corp.:
	5.000%	6/1/35	3,250,000	3,687,255
	5.000%	6/1/36	3,000,000	3,395,520

Total New Jersey				156,530,040

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - 0.8%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	$1,100,000	$1,215,016
Farmington, NM, PCR:
Arizona Public Service Co.	4.700%	9/1/24	16,000,000	16,953,440
Public Service Co. Project	2.125%	6/1/22	1,965,000	1,925,464	(a)(b)

Total New Mexico				20,093,920

New York - 9.1%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.000%	7/15/30	33,640,000	35,904,645	(e)
Hudson Yards Infrastructure Corp. Revenue, NY:
	5.000%	2/15/36	10,000,000	11,500,200
	5.000%	2/15/37	1,000,000	1,149,200
Long Island, NY, Power Authority Revenue	5.000%	9/1/32	5,820,000	6,693,175
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	2,750,000	2,973,878
MTA, NY, Revenue:
	5.250%	11/15/22	6,000,000	6,483,180	(e)
	5.250%	11/15/24	22,995,000	24,846,787	(e)
	5.000%	11/15/25	5,000,000	5,525,450	(e)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	5.875%	1/1/23	1,136,250	1,180,916
Amsterdam At Harborside	2.000%	1/1/49	96,193	16,353
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,519,200
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	5.000%	6/15/32	3,000,000	3,527,040
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/36	3,700,000	4,218,259
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015	5.000%	7/15/29	2,500,000	2,848,700
Fiscal 2015	5.000%	7/15/30	4,000,000	4,545,040
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Municipal Health Facility	5.000%	1/15/25	9,150,000	9,191,632
North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,572,500	(e)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/37	10,000,000	11,550,100
New York State Thruway Authority General Revenue:
Junior Indebtness Obligations, Junior Lien	5.000%	1/1/31	1,000,000	1,144,160

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Junior Indebtness Obligations, Junior Lien	5.000%	1/1/33	$4,500,000	$5,112,990
Junior Indebtness Obligations, Junior Lien	5.000%	1/1/34	2,100,000	2,377,011
Junior Indebtness Obligations, Junior Lien	5.000%	1/1/35	250,000	282,263
Junior Indebtness Obligations, Junior Lien	5.000%	1/1/36	2,115,000	2,383,415
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,031,552
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/26	710,000	749,717	(f)
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	3,885,000	4,079,017	(f)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	1,000,000	1,090,640	(f)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	12,560,000	12,801,529	(f)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/37	8,000,000	8,136,560	(f)
Delta Airlines Inc., LaGuardia Airport Terminal B Redevelopment Project	5.000%	1/1/31	11,250,000	12,778,312	(f)
New York State Urban Development Corp. Revenue, Personal Income Tax	5.000%	3/15/41	5,750,000	6,618,422
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	2,000,000	2,084,700
Port Authority of New York & New Jersey Revenue:
	5.000%	9/1/27	5,000,000	5,639,450	(f)
	5.000%	9/1/28	5,000,000	5,633,400	(f)
	5.000%	10/15/33	10,000,000	11,489,700
	5.000%	10/15/34	10,000,000	11,411,700
Triborough Bridge & Tunnel Authority, NY, Revenue:
MTA Bridges & Tunnels	5.000%	11/15/28	2,000,000	2,443,840
MTA Bridges & Tunnels	5.000%	11/15/42	500,000	578,900
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,169,080
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	3,000,000	3,437,460

Total New York				241,720,073

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 1.5%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	$2,000,000	$2,036,180
North Carolina Eastern Municipal Power Agency, Power System Revenue	5.000%	1/1/26	25,250,000	25,688,845	(e)
North Carolina State Turnpike Authority Revenue:
Senior Lien	5.000%	1/1/30	350,000	399,889
Senior Lien, AGM	5.000%	1/1/31	500,000	576,115
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
AGC	5.250%	1/1/25	7,000,000	7,130,200	(e)
AGC	5.375%	1/1/26	4,590,000	4,678,220	(e)

Total North Carolina				40,509,449

Ohio - 0.4%
American Municipal Power-Ohio Inc., OH, Revenue:
AMP Fremont Energy Center Project	5.000%	2/15/28	2,250,000	2,639,857
AMP Fremont Energy Center Project	5.000%	2/15/29	1,250,000	1,462,013
Hamilton County, OH, Sales Tax Revenue:
	5.000%	12/1/27	1,250,000	1,489,787
	5.000%	12/1/29	4,315,000	5,028,960
Ohio Higher Educational Facility Commission	5.000%	12/1/32	1,000,000	1,146,880	(d)

Total Ohio				11,767,497

Oklahoma - 0.1%
Oklahoma State Municipal Power Authority Revenue:
	5.000%	1/1/30	900,000	1,033,020
	5.000%	1/1/32	600,000	685,194
	5.000%	1/1/33	700,000	796,866
	5.000%	1/1/34	335,000	379,910
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	1,625,000	812,500	(i)

Total Oklahoma				3,707,490

Oregon - 0.9%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO:
Convertible Deferred Interest, School Board Guaranty	5.000%	6/15/30	3,170,000	3,688,453
Convertible Deferred Interest, School Board Guaranty	5.000%	6/15/36	2,000,000	2,284,060
Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	2,000,000	1,234,580

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - (continued)
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	$2,250,000	$2,315,070	(e)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,309,600
Oregon State Health & Science University Revenue	5.000%	7/1/35	4,650,000	5,320,902
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood School Board Guaranty	5.000%	6/15/32	1,250,000	1,470,688
Washington Multnomah & Yamhill County, OR, School District No. 1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,501,150

Total Oregon				25,124,503

Pennsylvania - 3.5%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing	5.000%	5/15/32	400,000	441,852
Highlands at Wyomissing	5.000%	5/15/37	375,000	409,770
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center (SIFMA Municipal Swap Index Yield + 1.500%)	3.010%	7/1/22	7,500,000	7,614,375	(a)(b)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment Bonds	5.000%	6/1/30	2,290,000	2,623,012
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	2,000,000	2,249,520
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,500,000	2,791,500
Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,112,230
Luzerne County, PA, GO, AGM	5.000%	11/15/29	3,000,000	3,366,420
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	11,330,660	(e)
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	6,088,848	(e)
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	9,704,712
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/31	6,750,000	7,505,190	(e)
Pennsylvania State Turnpike Commission Revenue (SIFMA Municipal Swap Index Yield + 0.980%)	2.490%	12/1/21	11,000,000	11,173,470	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Airport Revenue:
	5.000%	6/15/33	$6,625,000	$7,336,591	(f)
	5.000%	6/15/34	6,955,000	7,683,814	(f)
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance	5.000%	10/1/28	1,000,000	1,146,650
1998 General Ordinance	5.000%	10/1/29	1,000,000	1,142,720
Philadelphia, PA, School District, GO	5.000%	9/1/28	2,285,000	2,569,597
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	1,380,000	1,558,613
Philadelphia School District Project, AGM	5.000%	6/1/33	4,150,000	4,657,877

Total Pennsylvania				92,507,421

Rhode Island - 0.3%
Providence, RI, Public Building Authority, General
Revenue, NATL	5.375%	12/15/21	230,000	230,596
Rhode Island Health & Educational Building Corp. Revenue:
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/28	2,500,000	2,794,100
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/29	2,000,000	2,227,940
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/30	1,570,000	1,743,202

Total Rhode Island				6,995,838

South Carolina - 0.5%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
	5.000%	12/1/29	3,500,000	3,950,205
	5.000%	12/1/30	2,250,000	2,534,918
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health, AGC	5.000%	2/1/22	2,355,000	2,401,935	(e)
South Carolina Ports Authority:
	5.000%	7/1/36	2,850,000	3,259,630	(f)
	5.000%	7/1/37	2,000,000	2,283,800	(f)

Total South Carolina				14,430,488

Tennessee - 4.3%
Memphis-Shelby County, TN, Airport Authority Revenue:
	5.000%	7/1/19	2,960,000	3,051,760
	5.000%	7/1/20	6,390,000	6,766,818
	5.000%	7/1/21	4,795,000	5,173,325
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
	5.000%	7/1/42	1,500,000	1,737,525
Green Bond	5.000%	7/1/42	3,200,000	3,706,720

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Tennessee Energy Acquisition Corp., Gas Revenue:
	5.250%	9/1/19	$8,260,000	$8,576,028
	5.250%	9/1/20	31,000,000	33,072,040
	5.250%	9/1/23	15,000,000	16,915,500
	5.000%	2/1/24	25,000,000	27,999,500
	5.250%	9/1/24	6,885,000	7,837,402

Total Tennessee				114,836,618

Texas - 11.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, PSF-GTD	5.000%	12/1/34	650,000	744,412
Uplift Education, PSF-GTD	5.000%	12/1/36	915,000	1,043,320
Uplift Education, PSF-GTD	5.000%	12/1/37	700,000	797,580
Arlington, TX, Special Tax Revenue, Subordinated Lien, BAM	5.000%	2/15/41	3,750,000	4,147,162
Austin, TX, Airport Systems Revenue	5.000%	11/15/30	2,730,000	3,035,842	(f)
City of Sugar Land, TX, GO	5.000%	2/15/28	750,000	888,135
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools	5.000%	8/15/24	230,000	259,222
Idea Public Schools	5.000%	8/15/25	430,000	488,863
Idea Public Schools	5.000%	8/15/27	1,030,000	1,168,659
Idea Public Schools	5.000%	8/15/28	470,000	535,443
Dallas, TX, Area Rapid Transit Sales Tax Revenue:
	5.000%	12/1/34	7,500,000	8,570,250
	5.000%	12/1/35	5,000,000	5,699,150
	5.000%	12/1/36	4,250,000	4,832,122
El Paso, TX, Water & Sewer Revenue:
Improvement	5.000%	3/1/33	525,000	602,175
Improvement	5.000%	3/1/37	2,705,000	3,076,694
Galveston, TX, Wharves & Terminal Revenue:
	5.000%	2/1/22	2,055,000	2,194,658
	5.000%	2/1/26	2,000,000	2,097,960
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,102,540	(f)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System (SIFMA Municipal Swap Index Yield + 0.700%)	2.210%	6/1/19	2,250,000	2,257,830	(b)
Memorial Hermann Healthcare System (SIFMA Municipal Swap Index Yield + 0.750%)	2.260%	6/1/20	2,000,000	2,014,120	(b)
Memorial Hermann Healthcare System (SIFMA Municipal Swap Index Yield + 0.830%)	2.340%	6/1/21	3,710,000	3,753,259	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	11,160,710	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project	5.000%	11/15/30	$600,000	$702,684
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	9,000,000	10,316,430
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	8,236,277
Senior Lien	5.125%	7/1/27	11,180,000	11,209,962
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	4,500,000	5,038,605	(f)
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,500,000	1,679,535	(f)
Houston, TX, Utility System Revenue:
Combined First Lien	5.000%	5/15/27	5,000,000	5,707,300
Combined First Lien	5.000%	5/15/28	5,000,000	5,701,450
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	1,110,000	1,112,997
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/31	1,250,000	1,422,100	(f)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	3,949,380
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,573,273
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,452,688
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/31	250,000	277,795
North Texas Municipal Water District, TX:
	5.000%	6/1/26	1,000,000	1,179,200
	5.000%	6/1/27	1,000,000	1,188,910
	5.000%	6/1/28	1,050,000	1,243,767
North Texas Tollway Authority Revenue:
	5.000%	1/1/32	2,500,000	2,851,350
	5.000%	1/1/34	17,310,000	19,415,069
First Tier	5.000%	1/1/34	700,000	846,293
First Tier	5.000%	1/1/36	500,000	569,670
First Tier	5.000%	1/1/37	1,305,000	1,483,707
First Tier	5.000%	1/1/35	400,000	484,824
System Second Tier	5.000%	1/1/31	4,000,000	4,447,440

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Port Authority of Houston of Harris County Texas:
	5.000%	10/1/36	$3,500,000	$4,044,530	(d)(f)
	5.000%	10/1/37	3,425,000	3,951,422	(d)(f)
	5.000%	10/1/38	3,500,000	4,031,370	(d)(f)
SA Energy Acquisition, PFC , TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,194,700
Socorro, TX, ISD, GO:
School Building, PSF - GTD	5.000%	8/15/40	3,600,000	4,125,348
School Building, PSF - GTD	5.000%	8/15/41	5,200,000	5,954,624
Southwest, Texas Higher Education Authority Inc. Revenue, Southern Methodist University Project	5.000%	10/1/41	1,750,000	2,015,405
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	1,890,000	2,110,525
Tarrant, TX, Regional Water District Revenue:
	5.000%	3/1/27	2,000,000	2,334,440
	5.000%	3/1/28	2,000,000	2,325,380
	5.000%	3/1/29	2,345,000	2,715,932
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
	5.250%	12/15/18	3,650,000	3,704,640
	6.250%	12/15/26	26,770,000	31,188,121
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
	5.000%	12/15/18	4,000,000	4,058,880
	5.000%	12/15/19	5,000,000	5,214,750
	5.000%	12/15/20	5,750,000	6,140,425
Texas State Transportation Commission Turnpike System Revenue:
	5.000%	8/15/31	10,000,000	10,998,300
	5.000%	8/15/32	10,000,000	10,969,100
Texas State Water Development Board Revenue	5.000%	10/15/42	14,900,000	17,259,117
Texas State, GO, Transport Commission - Mobility Fund	5.000%	10/1/34	5,000,000	5,868,050

Total Texas				294,765,871

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,123,900
Matching Fund Loan	5.000%	10/1/29	1,380,000	1,262,700
Matching Fund Loan	6.625%	10/1/29	5,900,000	5,000,250
Matching Fund Loan	6.750%	10/1/37	2,240,000	1,898,400
Matching Fund Loan	6.000%	10/1/39	750,000	620,625

Total U.S. Virgin Islands				11,905,875

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.2%
Salt Lake City, UT, Airport Revenue	5.000%	7/1/34	$3,000,000	$3,421,680	(f)
Utah State Charter School Finance Authority, Charter School Revenue,Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,425,425

Total Utah				4,847,105

Vermont - 0.0%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation (3 mo. USD LIBOR + 1.500%)	3.818%	6/1/22	171,187	171,521	(b)

Virginia - 1.7%
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/33	15,000,000	17,464,950
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,361,854	(e)
Virginia State Public Building Authority, Public Facilities Revenue	5.000%	8/1/29	2,690,000	3,204,193
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,926,971
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,170,512
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,214,915
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,563,037
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,082,674
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	4,943,647	(f)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	905,000	930,639	(h)

Total Virginia				45,863,392

Washington - 2.1%
Energy Northwest, WA, Electric Revenue:
	5.000%	7/1/27	8,500,000	9,861,785
	5.000%	7/1/28	10,000,000	11,560,400
Columbia Generating System	5.000%	7/1/29	5,000,000	5,759,450
Port of Seattle, WA, Revenue:
	5.000%	9/1/24	2,300,000	2,486,024	(f)
	5.000%	5/1/36	4,000,000	4,539,840	(f)
Intermediate Lien	5.000%	2/1/29	1,500,000	1,724,985
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	7,433,929	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - (continued)
Multicare Health System, AGC	5.750%	8/15/29	$3,000,000	$3,136,830	(e)
Washington State, GO	5.000%	8/1/33	9,000,000	10,545,750

Total Washington				57,048,993

West Virginia - 1.0%
County of Harrison, WV	3.000%	10/15/37	6,500,000	6,505,850
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	6,810,493	(e)
West Virginia State Hospital Finance Authority Revenue:
AGM	5.375%	6/1/28	5,950,000	6,045,260	(e)
United Health Systems	5.250%	6/1/29	5,785,000	5,974,632	(e)

Total West Virginia				25,336,235

Wisconsin - 1.4%
Central Brown County, WI, Water Authority System Revenue:
	5.000%	11/1/31	2,510,000	2,818,805
	5.000%	11/1/32	2,000,000	2,248,520
	5.000%	11/1/33	2,000,000	2,239,900
	5.000%	11/1/34	2,000,000	2,237,460
Milwaukee County, WI, Airport Revenue:
	4.000%	12/1/21	1,700,000	1,740,596	(f)
	5.000%	12/1/22	1,345,000	1,393,581	(f)
	5.000%	12/1/23	1,000,000	1,035,560	(f)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	2,800,000	3,201,408	(c)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project	5.000%	6/1/36	1,500,000	1,518,510	(c)
Denver International Airport Great Hall Project	5.000%	9/30/37	2,410,000	2,677,124	(f)
Wisconsin State General Fund Annual Appropriation Revenue:
	5.375%	5/1/25	945,000	975,231	(e)
	5.375%	5/1/25	9,055,000	9,338,603
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,317,770	(e)

Total Wisconsin				37,743,068

Wyoming - 0.5%
Sweetwater County, WY, PCR	5.250%	7/15/26	14,000,000	14,540,680

TOTAL MUNICIPAL BONDS (Cost - $2,502,148,618)				2,573,269,308

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 0.4%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, 20M012 A1A1	1.600%	8/15/51	$8,000,000	$7,506,504
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, 20M012 A1A2	1.600%	8/15/51	4,500,000	4,222,409

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,500,000)				11,728,913

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%
CMS Liquidating Trust (Cost - $989,420)			200	508,718	*(k)(l)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,515,638,038)				2,585,506,939

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.4%
MUNICIPAL BONDS - 2.4%
Alabama - 0.1%
Walker County Economic & Industrial Development Authority, AL, Alabama Power Co. Plant Project	1.610%	12/1/36	$1,100,000	1,100,000	(m)(n)
Wilsonville Industrial Development Board, Alabama Power Co. Gaston Plant Project	1.610%	12/1/30	1,700,000	1,700,000	(m)(n)

Total Alabama				2,800,000

California - 0.0%
California MFA Revenue, LA Sierra University	1.430%	8/1/20	100,000	100,000	(m)(n)

Florida - 0.2%
Miami-Dade County, FL, IDA Revenue , Professional Modification	1.560%	8/1/18	4,500,000	4,500,000	(m)(n)
Sarasota County, FL, Public Hospital District , Sarasota Memorial Hospital	1.510%	7/1/37	270,000	270,000	(m)(n)

Total Florida				4,770,000

Georgia - 0.1%
Heard County Development Authority Revenue, Georgia Power Co.	1.600%	9/1/29	2,400,000	2,400,000	(m)(n)

Mississippi - 0.0%
Mississippi Business Finance Corp., Chevron USA Inc. Project	1.530%	11/1/35	830,000	830,000	(m)(n)

New York - 1.1%
City of New York ,NY	1.530%	3/1/40	15,900,000	15,900,000	(m)(n)
City of New York, NY	1.600%	4/1/42	200,000	200,000	(m)(n)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue	1.650%	8/1/22	$2,250,000	$2,250,000	(m)(n)
New York City, NY, HDC, MFH Revenue Sustainable Neighborhood, LIQ - Citibank N.A.	1.460%	5/1/20	800,000	800,000	(m)(n)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	1.650%	11/1/22	3,800,000	3,800,000	(m)(n)
Future Tax Secured, SPA-Dexia Credit Local	1.650%	8/1/23	350,000	350,000	(m)(n)
New York State Housing Finance Agency	1.470%	11/1/41	200,000	200,000	(f)(m)(n)
Triborough Bridge & Tunnel Authority	1.550%	1/1/32	5,000,000	5,000,000	(m)(n)

Total New York				28,500,000

North Carolina - 0.0%
North Carolina State Medical Care Commission Revenue, Novant Health Group, SPA-JPMorgan Chase	1.510%	11/1/34	400,000	400,000	(m)(n)

Texas - 0.9%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	1.580%	12/1/24	8,685,000	8,685,000	(m)(n)
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital	1.580%	12/1/41	5,100,000	5,100,000	(m)(n)
Methodist Hospital	1.580%	12/1/41	6,240,000	6,240,000	(m)(n)
Rockwall, TX, ISD, GO, School Building, PSF - GTD, SPA - Wells Fargo Bank N.A.	1.510%	8/1/37	2,600,000	2,600,000	(m)(n)

Total Texas				22,625,000

Washington - 0.0%
Washington State HFC, Non-Profit Housing Revenue, Overlake School Project,LOC -Wells Fargo Bank N.A.	1.510%	10/1/29	135,000	135,000	(m)(n)

Wyoming - 0.0%
County of Uinta, WY, Idaho Power Co. Project	1.530%	8/15/20	800,000	800,000	(m)(n)

TOTAL SHORT-TERM INVESTMENTS (Cost - $63,360,000)				63,360,000

TOTAL INVESTMENTS - 99.6% (Cost - $2,578,998,038)				2,648,866,939
Other Assets in Excess of Liabilities - 0.4%				9,965,906

TOTAL NET ASSETS - 100.0%				$2,658,832,845

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)	The maturity principal is currently in default as of June 30, 2018.

(h)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(i)	The coupon payment on these securities is currently in default as of June 30, 2018.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(n)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Government Organizations
Second Lien	— Subordinate Lien to First Lien
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/

Notes to Schedule of Investments (unaudited) (continued)

yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,573,269,308	—	$2,573,269,308
Collateralized Mortgage Obligations	—	11,728,913	—	11,728,913
Statutory Trust Certificates	—	—	$508,718	508,718

Total Long-Term Investments	—	2,584,998,221	508,718	2,585,506,939

Short-Term Investments†	—	63,360,000	—	63,360,000

Total Investments	—	$2,648,358,221	$508,718	$2,648,866,939

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018